Basis of Presentation and General Information (Heidmar Maritime Holdings Corp.) - Additional Information (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Feb. 19, 2025	Dec. 31, 2024	May 07, 2024
Basis of Presentation and General Information [LineItems]
Share capital of registered shares				100
Par value	$ 0.001		$ 0.001	$ 0.001
Heidmar Maritime Holdings Corp.
Basis of Presentation and General Information [LineItems]
Issuance of common shares/ capital stock, shares	57,102,588
Par value		$ 0.001